Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenue	$ 351,183	$ 358,145	$ 1,019,314	$ 1,195,889	$ 1,575,941	$ 1,330,672
Cost of sales/ revenue (exclusive of depreciation presented below)	(141,355)	(132,820)	(310,866)	(308,058)	(393,171)	(450,347)
Gross Income	209,827	225,325	708,448	887,831	1,182,770	880,325
Operating Expenses
Research and development	6,866	15,768	52,169	79,183	91,443	65,017
General and administrative	156,893	317,280	807,987	522,367	664,492	273,816
Salaries and benefits	88,239	59,908	274,927	180,028	240,951	176,749
Selling and distribution	13,503	7,617	28,856	35,203	27,651	61,692
Depreciation	9,107	7,984	25,893	23,917	30,273	35,094
Amortization of web site development	$ 200	$ 430	$ 937	$ 1,296	1,674	1,720
Allowance for bad debts					25,853	141,279
Total operating expenses	$ 274,809	$ 408,987	$ 1,190,769	$ 841,994	1,082,337	755,367
Income / (loss) before other income (expenses)	$ (64,982)	$ (183,662)	$ (482,321)	45,836	100,433	124,958
Other income (expenses):
Gain / (loss) on disposals				280	271	$ (26)
Other income	$ 3,155	$ 15,669	$ (9)	15,671	17,452
Bank charges	$ (834)	$ (673)	(1,759)	$ (1,383)	$ (1,812)	$ (1,936)
Debit tax charges						(16)
Gain on debt extinguishment			16,331
Exchange gain / (loss)	$ 11,106	$ (2,050)	17,899	$ (750)	$ (2,698)	(5,948)
Interest on loan	(7,980)	(3,582)	(24,274)	(16,219)	(34,823)	(15,407)
Total other income and (expenses)	5,447	9,364	8,189	(2,401)	(21,611)	(23,333)
Income / (loss) before provision for income taxes:	(59,535)	(174,298)	(474,131)	43,435	78,823	101,625
Provision for income taxes	(532)	(1,289)	(1,644)	(3,886)	(3,004)	1,753
Net Income (Loss)	$ (60,067)	$ (175,587)	$ (475,776)	$ 39,549	$ 75,819	$ 103,378	$ (113,717)
Basic and Diluted Earnings per Share	$ (0.002)	$ (0.005)	$ (0.013)	$ 0.001	$ 0.006	$ 0.008
Basic and Diluted Weighted Average Number of Shares Outstanding	38,060,000	38,060,000	37,707,709	37,707,709	12,863,397	12,863,397
Other Comprehensive income (loss):
Unrealized foreign currency translation gain (loss)	$ (6,246)	$ 237	$ 18,971	$ 7,109	$ 63,129	$ 18,720
Net Income (Loss)	(60,067)	(175,587)	(475,776)	39,549	75,819	103,378	(113,717)
Comprehensive income (loss)	$ (66,313)	$ (175,350)	$ (456,804)	$ 46,657	$ 138,948	122,098
Duo Software (Pvt.) Limited [Member]
Revenue						1,330,672	1,059,067
Cost of sales/ revenue (exclusive of depreciation presented below)						(450,347)	(491,797)
Gross Income						880,325	567,270
Operating Expenses
Research and development						65,017	52,452
General and administrative						273,816	432,730
Salaries and benefits						176,749	144,338
Selling and distribution						61,692	41,398
Depreciation						35,094	39,773
Amortization of web site development						1,720	$ 2,839
Allowance for bad debts						141,279
Total operating expenses						755,367	$ 713,530
Income / (loss) before other income (expenses)						124,958	$ (146,260)
Other income (expenses):
Gain / (loss) on disposals						(26)
Bank charges						(1,936)	$ (2,033)
Debit tax charges						(16)	(2)
Exchange gain / (loss)						(5,948)	$ 21,800
Interest on loan						$ (15,407)
Accounts written off							$ 15,248
Total other income and (expenses)						$ (23,333)	35,013
Income / (loss) before provision for income taxes:						101,625	(111,247)
Provision for income taxes						1,753	(2,471)
Net Income (Loss)						103,378	(113,717)
Other Comprehensive income (loss):
Unrealized foreign currency translation gain (loss)						18,720	(49,501)
Net Income (Loss)						103,378	(113,717)
Comprehensive income (loss)						$ 122,098	$ (163,218)